Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 128,456	$ 112,767
Accrued liabilities	112,574	117,922
Income taxes payable	10,103	6,399
VAT and other taxes payable	17,311	9,434
Accounts payable and accrued liabilities	$ 268,444	$ 246,522